AB InBev companies (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Schedule of Name and Registered Office of Fully Consolidated Companies
LIST OF THE MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

Name and registered office of the fully consolidated companies	% economic interest as at 31 December 2022
Argentina
Cerveceria y Malteria Quilmes Saica Y G - Charcas 5160 - C1425BOF Buenos Aires	61.62%

Belgium
Anheuser-Busch InBev NV - Grand Place 1 - 1000 Brussels	Consolidating
Brasserie de l’Abbaye de Leffe S.A. - Place de l’Abbaye, 1 - 5500 - Dinant	98.54%
Brouwerij van Hoegaarden N.V. - Stoopkensstraat 46 - 3320 - Hoegaarden	100.00%
Cobrew N.V - Brouwerijplein 1, 3000 Leuven	100.00%
InBev Belgium BV/SRL - Boulevard Industriel, 21 - 1070 Anderlecht	100.00%

Bolivia
Cervecería Boliviana Nacional S.A. - Av. Montes 400 & Calle Chuquisaca No. 121, Zona Challapampa, La Paz	52.72%

Botswana
Kgalagadi Breweries (Pty) Ltd - Plot 20768, Kudu Road, Broadhurst Industrial Estate - PO Box 1157 - Gaborone¹	31.06%

Brazil
Ambev S.A. - Rua Dr. Renato Paes de Barros 1017, 3° Andar Itaim Bibi, São Paulo	61.77%

Canada
Labatt Brewing Company Limited - 207 Queen’s Quay West, Suite 299 - M5J 1A7 - Toronto	61.77%

Chile
Cerveceria Chile S.A - Av. Presidente Eduardo Frei Montalva 9600, Quilicura - 8700000 Santiago de Chile	61.77%

China
Anheuser-Busch Inbev (China) Sales Company Limited - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	87.22%
Anheuser-Busch InBev (Wuhan) Brewing Co., Ltd. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	84.66%
Anheuser-Busch InBev Sedrin Brewery Co., Ltd - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province	87.22%
Anheuser-Busch InBev Southeast Sales Co., Ltd. - No.1 West Xuejin Avenue, Hanjiang District, Putian, Fujian , P.R.China - 351111 - Putian City, Fujian Province	87.22%
Blue Girl Beer (Guangzhou) Co. Ltd - Units 2101,21/F, Tower A, China International Centre, 33 Zhongshan San Road - 510000 - Guangzhou City	56.69%

Colombia
Bavaria & Cia S.C.A. - Carrera 53 A, No 127 - 35 - 110221 - Bogota	99.16%

Czech Republic
Pivovar Samson s.r.o. - Lidická 458/51, 37001, České Budějovice	100.00%

Dominican Republic
Cervecería Nacional Dominicana S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 10100 - Santo Domingo 2	52.51%

Ecuador
Cervecería Nacional S.A. - Via a daule km 16,5 y calle cobre s/n - EC090150 - Guayaquil, Guayas	95.58%

El Salvador
La Constancia Ltda de C.V. - Avenida Independencia, No 526 - PBX (503) 2209-7555 - San Salvador	100.00%

France
AB InBev France S.A.S. - Immeuble Crystal, 38, Place Vauban - C.P. 59110 - La Madeleine	100.00%

1	The group’s shares entitle the holder to t wic e the vo tin g ri ght s.
2	85% owned by Ambev S.A.

Germany
Anheuser-Busch InBev Deutschland GmbH & Co. KG - Am Deich 18/19 - 28199 - Bremen	100.00%
Anheuser-Busch InBev Germany Holding GmbH - Am Deich 18/19 - 28199 - Bremen	100.00%

Ghana
Accra Brewery PLC - 20 Graphic Road, South Industrial Area - Box GP1219 - Accra	61.61%

Honduras
Cervecería Hondureña S.A. de C.V. - Boulevard del Norte - Postal No. 86 - San Pedro Sula	99.61%

Hong Kong
Budweiser Brewing Company APAC Limited - Suites 3012-16, Tower Two, 1 Matheson Street, Causeway Bay, Hong Kong	87.22%

India
Crown Beers India Private Limited - 510/511, Minerva House, Sarojini Devi Road - 500003 - Secunderabad, Telangana	87.22%
Anheuser Busch InBev India Limited - Unit No.301-302, Dynasty Business Park, 3rd Floor Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra	87.05%

Italy
Anheuser-Busch InBev Italia - Via Fratelli Castiglioni, 8, 20124 Milano MI, Italy	100.00%

Luxembourg
Brasserie de Luxembourg Mousel-Diekirch S.A. - Rue de la Brasserie, 1 - L-9214 - Diekirch	95.82%

Mexico
Cervecería Modelo de México S. de R.L. de C.V. - Cerrada de Palomas 22, 6th Floor, Reforma Social, Miguel Hidalgo, 11650 Mexico City	100.00%

Mozambique
Cervejas De Moçambique SA - Rua do Jardim 1329, Maputo	51.47%

Netherlands
AB InBev Africa B.V. - Ceresstraat 1 - 4811 CA - Breda	62.00%
InBev Nederland N.V. - Ceresstraat 1 - 4811 CA - Breda	100.00%
Interbrew International B.V. - Ceresstraat 1 - 4811 CA - Breda	100.00%

Nigeria
International Breweries PLC - 22/36 Glover Road, Lagos, Ikoyi¹	43.00%

Panama
Cervecería Nacional S. de R.L. - Complejo Business Park, Costa del Este Torre Oeste, Piso No.2 Panamá	61.77%

Paraguay
Cervecería Paraguaya S.A. - Ruta Acceso Sur Km 30 s/ Desvío a Villeta N° 825	53.96%

Peru
Compania Cervecera AmBev Peru S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - 25 - Lima	97.22%
Unión de Cervecerías Peruanas Backus y Johnston S.A.A. - Av. Nicolas Ayllon 3986, Ate - 3 - Lima	93.65%

South Africa
SABSA Holdings (Pty) Ltd - 65 Park Lane, Sandown - 2001 - Johannesburg	100.00%
The South African Breweries (Pty) Ltd - 65 Park Lane, Sandown - 2146 - Johannesburg	100.00%

South Korea
Oriental Brewery Co Ltd - 517, Yeongdong-daero, Gangam-gu, Seoul - Asem Tower 8th floor - Seoul	87.22%

Spain
Compañía Cervecera de Canarias S.A. - C/ Mali, 7 (38320 La Laguna - Santa Cruz de Tenerife)	51.03%

Switzerland
Anheuser-Busch InBev Procurement GmbH - Suurstoffi 22 - 6343 - Rotkreuz	100.00%

Tanzania
Tanzania Breweries PLC - Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District, Dar es Salaam¹	39.65%

1	The company is consolidated due to the group’s majority shareholders and ability to control the operations.

Uganda
Nile Breweries Ltd - Plot M90 Yusuf Lule Road, Njeru - P.O. Box 762 - Jinja	61.64%

United Kingdom
AB InBev Holdings Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
AB InBev International Brands Limited - AB InBev House, Church Street West, Woking, Surrey, GU21 6HT	100.00%
AB InBev UK Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI SAB Group Holding Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI UK Holding 1 Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ZX Ventures Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%

United States
Anheuser-Busch Americas Holdings LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch Companies LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch InBev Worldwide Inc. - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch International LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch North American Holding LLC - One Busch Place - MO 63118 - St. Louis	100.00%
MCC Holding Company LLC - One Busch Place - MO 63118 - St. Louis	50.10%

Uruguay
Cerveceria y Malteria Paysandu S.A. - Cesar Cortinas, 2037 - C.P. 11500 Montevideo	61.77%

Vietnam
Anheuser-Busch InBev Vietnam Brewery Co., Ltd - 2 VSIP II-A, Street No. 28 - 820000 - Tan Uyen Town, Binh Duong Province	87.22%

Zambia
Zambian Breweries PLC - Plot No 6438, Mungwi Road - P.O. Box 31293 - Lusaka	54.02%

Summary of Name and Registered Office of Associates and Joint Ventures [Table Text Block]
LIST OF THE MOST IMPORTANT COMPANIES CONSOLIDATED BY APPLYING THE EQUITY METHOD OF ACCOUNTING (ASSOCIATES)

Name and registered office of associates	% economic interest as at 31 December 2022
France
Société des brasseries et glacières internationales S.A. - 49 rue François 1er - 75008 - Paris¹	20.00%

Luxembourg
B.I.H. Brasseries Internationales Holding (Angola) Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg¹	27.50%
B.I.H. Brasseries Internationales Holding Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg¹	20.00%

Netherlands
AB InBev Efes B.V. - 1227 Strawinskylaan - 1077XX Amsterdam	50.00%

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii A.S. - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00%

Zimbabwe
Delta Corporation Limited - Sable House, Northridge Close, Borrowdale - P.O. Box BW 343 - Harare	25.27%

1	Related to Castel group.